Income Tax Expense - Schedule of Effective Income Tax Rate Based on Loss Before Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Effective Income Tax Rate Based On Loss Before Income Tax Expense Abstract
Loss before income taxes	$ (48,919,481)	$ (44,396,030)
Statutory income tax rate	16.50%	16.50%
Income tax expense at statutory rate	$ (8,071,714)	$ (7,325,345)
Income not subject to taxes	(2,563,028)	(71,468)
- Share based compensation	1,853,779	344,640
- Investment loss	1,135,013	1,474,676
- Change in fair values		888,251
Under provision of prior years	220,570	31,284
Change in valuation allowance	7,732,994	4,822,582
Tax holiday	(21,076)	(21,838)
Other		(18,177)
Income tax expense	$ 286,538	$ 124,605